Marketable Securities and Warrants	3 Months Ended
Mar. 31, 2021
Current and long-term lease liabilities.
Marketable Securities and Warrants
3.	MARKETABLE SECURITIES AND WARRANTS

In 2018, the Company entered into an option agreement to farm-out its Beschefer property to Wallbridge Mining Company Ltd. (“Wallbridge”), receiving an initial consideration of 500,000 Wallbridge Shares (TSX:WM). On March 17, 2020, the Company entered into an amended agreement to receive an additional 3,000,000 Wallbridge Shares and 500,000 Warrants to relinquish all interest in the Beschefer Property (“Wallbridge Consideration”) (Note 7). The Warrants have a strike price of C$1.00 and a term of five years from the date of issuance.

The Wallbridge Shares and Warrants are measured at fair value with changes recorded in other income/expense.

	March 31	December 31
	2021	2020
	$	$
Marketable securities at fair value
Opening balance	2,138	348
Additions	-	995
Unrealized (loss) gain on revaluation	(469)	645
Exchange differences	21	150
Closing balance	1,690	2,138

Warrants at fair value
Opening balance	212	-
Additions	-	128
Unrealized (loss) gain on revaluation	(74)	67
Exchange differences	3	17
Closing balance	141	212

Marketable securities and warrants	1,831	2,350